UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21784

Name of Fund: BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 100.7%

Aerospace & Defense — 1.3%
Lockheed Martin Corp.(a)	26,710	$9,240,592
Northrop Grumman Corp.(a)	46,090	14,627,583

		23,868,175
Banks — 16.3%
Bank of America Corp.(a)(b)	2,083,265	61,372,987
Citigroup, Inc.(a)(b)	956,689	68,632,869
JPMorgan Chase & Co.(a)(b)	659,612	74,430,618
SunTrust Banks, Inc.(a)	240,397	16,056,115
U.S. Bancorp(a)	479,743	25,335,228
Wells Fargo & Co.(a)	1,147,321	60,303,192

		306,131,009
Beverages — 1.8%
Diageo PLC	455,749	16,146,311
PepsiCo, Inc.(a)	159,930	17,880,174

		34,026,485
Building Products — 0.7%
Johnson Controls International PLC(a)	372,080	13,022,800

Capital Markets — 3.4%
Charles Schwab Corp.(a)	170,420	8,376,143
Goldman Sachs Group, Inc.(a)	106,920	23,975,741
Morgan Stanley(a)	586,310	27,304,456
State Street Corp.	54,500	4,566,010

		64,222,350
Chemicals — 1.1%
DowDuPont, Inc.(a)	315,265	20,274,692

Communications Equipment — 1.8%
Cisco Systems, Inc.(a)	236,610	11,511,076
Motorola Solutions, Inc.(a)	171,600	22,332,024

		33,843,100
Construction Materials — 0.7%
CRH PLC	387,800	12,691,090

Containers & Packaging — 0.3%
International Paper Co.(a)	135,700	6,669,655

Diversified Financial Services — 0.3%
AXA Equitable Holdings, Inc.(a)	273,200	5,860,140

Diversified Telecommunication Services — 3.8%
BCE, Inc.(a)	122,500	4,963,700
Verizon Communications, Inc.(a)	1,234,190	65,893,404

		70,857,104
Electric Utilities — 4.0%
Edison International(a)	116,333	7,873,418
FirstEnergy Corp.(a)	673,530	25,035,110
NextEra Energy, Inc.(a)	115,512	19,359,811
PG&E Corp.(a)(c)	481,290	22,144,153

		74,412,492

Security	Shares	Value
Electrical Equipment — 0.1%
nVent Electric PLC(a)	55,480	$1,506,837

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.(a)	161,890	14,395,259

Food Products — 1.6%
Danone SA	58,500	4,546,339
Kellogg Co.(a)	190,830	13,361,917
Mondelez International, Inc., Class A(a)	152,370	6,545,815
Nestle SA, Registered Shares	68,180	5,675,068

		30,129,139
Health Care Equipment & Supplies — 3.3%
Koninklijke Philips NV	716,440	32,656,385
Medtronic PLC(a)	301,650	29,673,311

		62,329,696
Health Care Providers & Services — 8.9%
Aetna, Inc.(a)	167,846	34,047,561
Anthem, Inc.(a)	205,890	56,424,154
Cardinal Health, Inc.(a)	133,650	7,217,100
CVS Health Corp.(a)	206,260	16,236,787
Humana, Inc.(a)	27,590	9,339,767
McKesson Corp.(a)	120,390	15,969,734
Quest Diagnostics, Inc.(a)	49,650	5,357,732
UnitedHealth Group, Inc.(a)	83,360	22,177,094

		166,769,929
Household Durables — 0.4%
Newell Brands, Inc.(a)	340,270	6,907,481

Household Products — 0.9%
Procter & Gamble Co.(a)	209,320	17,421,704

Industrial Conglomerates — 3.1%
3M Co.(a)	58,800	12,389,748
General Electric Co.(a)	1,785,670	20,160,214
Honeywell International, Inc.(a)	152,390	25,357,696

		57,907,658
Insurance — 6.7%
American International Group, Inc.(a)	681,330	36,274,009
Arthur J Gallagher & Co.	131,968	9,823,698
Brighthouse Financial, Inc.(a)(c)	44,511	1,969,167
Marsh & McLennan Cos., Inc.(a)	183,800	15,203,936
MetLife, Inc.(a)	884,963	41,345,471
Travelers Cos., Inc.(a)	165,150	21,421,607

		126,037,888

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A(a)	141,920	$10,949,128

Leisure Products — 0.4%
Mattel, Inc.(a)(c)	480,106	7,537,664

Machinery — 0.2%
Pentair PLC(a)	109,190	4,733,387

Media — 2.0%
Comcast Corp., Class A(a)	894,910	31,688,763
Interpublic Group of Cos., Inc.(a)	231,410	5,292,347

		36,981,110
Multi-Utilities — 1.2%
Public Service Enterprise Group, Inc.(a)	437,430	23,091,930

Multiline Retail — 0.3%
Dollar General Corp.(a)	54,587	5,966,359

Oil, Gas & Consumable Fuels — 12.1%
Anadarko Petroleum Corp.(a)	80,020	5,394,148
BP PLC	5,057,210	38,762,190
Devon Energy Corp.(a)	452,780	18,084,033
Enterprise Products Partners LP(a)(d)	758,400	21,788,832
Hess Corp.(a)	340,450	24,369,411
Marathon Oil Corp.(a)	355,070	8,266,030
Marathon Petroleum Corp.(a)	270,209	21,608,614
ONEOK, Inc.(a)	181,350	12,293,717
Suncor Energy, Inc.(a)	1,141,580	44,167,730
TOTAL SA — ADR(a)	211,897	13,644,048
Williams Cos., Inc.(a)	685,650	18,642,823

		227,021,576
Personal Products — 0.7%
Unilever NV — NY Shares(a)	222,480	12,358,764

Pharmaceuticals — 9.2%
AstraZeneca PLC	480,846	37,479,081
Bayer AG, Registered Shares	140,705	12,480,629
Merck & Co., Inc.(a)	413,570	29,338,656
Novo Nordisk A/S — ADR(a)	298,910	14,090,617
Pfizer, Inc.(a)(b)	1,776,010	78,268,761

		171,657,744
Professional Services — 1.1%
Experian PLC	454,950	11,674,042
Nielsen Holdings PLC(a)	343,020	9,487,933

		21,161,975

Security	Shares	Value
Road & Rail — 0.6%
Union Pacific Corp.(a)	65,640	$10,688,161

Semiconductors & Semiconductor Equipment — 2.2%
QUALCOMM, Inc.(a)	418,140	30,118,624
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR(a)	237,560	10,490,650

		40,609,274
Software — 5.7%
Constellation Software, Inc.	13,090	9,626,291
Microsoft Corp.(a)	413,620	47,305,719
Oracle Corp.(a)	985,090	50,791,240

		107,723,250
Specialty Retail — 1.0%
Lowe’s Cos., Inc.(a)	156,210	17,936,032

Technology Hardware, Storage & Peripherals — 0.9%
Lenovo Group Ltd.	13,220,000	9,632,008
Samsung Electronics Co. Ltd. — GDR	7,819	8,192,420

		17,824,428
Tobacco — 1.2%
Altria Group, Inc.(a)	374,820	22,605,394

Total Long-Term Investments — 100.7% (Cost — $1,407,191,843)		1,888,130,859

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(e)(g)	4,496,892	4,496,892
SL Liquidity Series, LLC, Money Market Series, 2.26%(e)(f)(g)	2,419	2,419

Total Short-Term Securities — 0.3% (Cost — $4,499,311)		4,499,311

Total Investments Before Options Written — 101.0% (Cost — $1,411,691,154)		1,892,630,170

Options Written — (1.0)% (Premiums Received — $17,712,703)		(18,335,179)

Total Investments, Net of Options Written — 100.0% (Cost — $1,393,978,451)		1,874,294,991
Other Assets Less Liabilities — 0.0%		481,666

Net Assets — 100.0%		$1,874,776,657

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of security was purchased with the cash collateral from loaned securities.
(g)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,967,189	(470,297)	4,496,892	$4,496,892	$118,270		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	2,419	2,419	2,419	819	(b)	(51)	—
				$4,499,311	$119,089		$(51)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

USD — United States Dollar

Portfolio Abbreviations

ADR — American Depositary Receipts

GDR — Global Depositary Receipt

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Bank of America Corp.	622	10/01/18	USD	31.50	USD	1,832	$(2)
FirstEnergy Corp.	368	10/03/18	USD	37.08	USD	1,368	(13,499)
NextEra Energy, Inc.	247	10/03/18	USD	168.90	USD	4,140	(13,369)
Bank of America Corp.	622	10/04/18	USD	31.75	USD	1,832	(57)
Aetna, Inc.	632	10/05/18	USD	200.00	USD	12,820	(218,356)
Anadarko Petroleum Corp.	64	10/05/18	USD	66.50	USD	431	(9,312)
Anthem, Inc.	262	10/05/18	USD	267.50	USD	7,180	(187,330)
Bank of America Corp.	823	10/05/18	USD	31.50	USD	2,425	(1,234)
Bank of America Corp.	906	10/05/18	USD	31.00	USD	2,669	(1,359)
CVS Health Corp.	349	10/05/18	USD	76.50	USD	2,747	(87,076)
Charles Schwab Corp.	205	10/05/18	USD	51.00	USD	1,008	(2,050)
Cisco Systems, Inc.	108	10/05/18	USD	47.00	USD	525	(18,360)
Cisco Systems, Inc.	143	10/05/18	USD	48.00	USD	696	(11,225)
Citigroup, Inc.	753	10/05/18	USD	72.50	USD	5,402	(34,638)
Citigroup, Inc.	339	10/05/18	USD	75.00	USD	2,432	(1,864)
Cognizant Technology Solutions Corp., Class A	379	10/05/18	USD	78.50	USD	2,924	(5,685)

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Comcast Corp., Class A	568	10/05/18	USD	38.50	USD	2,011	$(7,384)
Devon Energy Corp.	8	10/05/18	USD	44.50	USD	32	(16)
Dollar General Corp.	177	10/05/18	USD	108.00	USD	1,935	(32,745)
DowDuPont, Inc.	371	10/05/18	USD	71.00	USD	2,386	(742)
Enterprise Products Partners LP	1,264	10/05/18	USD	29.00	USD	3,631	(15,800)
General Electric Co.	626	10/05/18	USD	13.00	USD	707	(1,252)
General Electric Co.	236	10/05/18	USD	13.35	USD	266	(1)
Goldman Sachs Group, Inc.	140	10/05/18	USD	245.00	USD	3,139	(560)
Hess Corp.	485	10/05/18	USD	68.50	USD	3,472	(162,475)
Honeywell International, Inc.	75	10/05/18	USD	162.50	USD	1,248	(31,313)
International Paper Co.	88	10/05/18	USD	53.00	USD	433	(132)
International Paper Co.	74	10/05/18	USD	52.00	USD	364	(296)
JPMorgan Chase & Co.	247	10/05/18	USD	115.00	USD	2,787	(5,804)
JPMorgan Chase & Co.	714	10/05/18	USD	116.00	USD	8,057	(7,497)
Lowe’s Cos., Inc.	113	10/05/18	USD	109.00	USD	1,297	(67,800)
Marathon Oil Corp.	398	10/05/18	USD	21.50	USD	927	(72,635)
Marathon Oil Corp.	183	10/05/18	USD	22.50	USD	426	(17,019)
Mattel, Inc.	286	10/05/18	USD	16.50	USD	449	(2,860)
Medtronic PLC	284	10/05/18	USD	95.01	USD	2,794	(99,144)
Merck & Co., Inc.	121	10/05/18	USD	69.00	USD	858	(25,229)
MetLife, Inc.	248	10/05/18	USD	47.00	USD	1,159	(8,680)
Microsoft Corp.	39	10/05/18	USD	109.00	USD	446	(21,742)
Morgan Stanley	241	10/05/18	USD	49.00	USD	1,122	(843)
Morgan Stanley	361	10/05/18	USD	50.00	USD	1,681	(1,083)
Newell Brands, Inc.	282	10/05/18	USD	23.40	USD	572	(27)
ONEOK, Inc.	138	10/05/18	USD	69.00	USD	936	(2,760)
Oracle Corp.	1,184	10/05/18	USD	50.00	USD	6,105	(194,768)
PG&E Corp.	1,334	10/05/18	USD	45.02	USD	6,138	(168,203)
Pentair PLC	545	10/05/18	USD	43.08	USD	2,363	(36,568)
PepsiCo, Inc.	112	10/05/18	USD	115.00	USD	1,252	(2,968)
Pfizer, Inc.	1,786	10/05/18	USD	40.05	USD	7,871	(721,087)
Procter & Gamble Co.	226	10/05/18	USD	83.50	USD	1,881	(10,170)
QUALCOMM, Inc.	605	10/05/18	USD	71.00	USD	4,358	(112,530)
Suncor Energy, Inc.	800	10/05/18	USD	42.00	USD	3,095	(7,200)
Travelers Cos., Inc.	274	10/05/18	USD	130.60	USD	3,554	(27,336)
U.S. Bancorp	283	10/05/18	USD	53.51	USD	1,495	(7,027)
Union Pacific Corp.	120	10/05/18	USD	152.50	USD	1,954	(131,100)
UnitedHealth Group, Inc.	173	10/05/18	USD	272.50	USD	4,602	(2,854)
Verizon Communications, Inc.	905	10/05/18	USD	55.00	USD	4,832	(3,167)
Wells Fargo & Co.	113	10/05/18	USD	54.50	USD	594	(621)
Williams Cos., Inc.	625	10/05/18	USD	30.50	USD	1,699	(1,250)
AXA Equitable Holdings, Inc.	165	10/09/18	USD	22.71	USD	354	(689)
American International Group, Inc.	289	10/12/18	USD	54.00	USD	1,539	(9,970)
Anthem, Inc.	203	10/12/18	USD	270.00	USD	5,563	(119,770)
Bank of America Corp.	905	10/12/18	USD	31.00	USD	2,666	(5,430)
Bank of America Corp.	906	10/12/18	USD	31.50	USD	2,669	(3,171)
Bank of America Corp.	387	10/12/18	USD	30.50	USD	1,140	(4,837)
Bank of America Corp.	1,555	10/12/18	USD	31.10	USD	4,581	(10,625)
Charles Schwab Corp.	196	10/12/18	USD	52.00	USD	963	(2,940)
Cisco Systems, Inc.	143	10/12/18	USD	47.94	USD	696	(12,131)
Citigroup, Inc.	338	10/12/18	USD	72.50	USD	2,425	(35,659)
Comcast Corp., Class A	495	10/12/18	USD	37.00	USD	1,753	(2,722)
Devon Energy Corp.	9	10/12/18	USD	45.00	USD	36	(54)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Devon Energy Corp.	301	10/12/18	USD	42.00	USD	1,202	$(7,675)
DowDuPont, Inc.	130	10/12/18	USD	70.00	USD	836	(390)
General Electric Co.	822	10/12/18	USD	13.00	USD	928	(1,233)
General Electric Co.	142	10/12/18	USD	12.50	USD	160	(426)
Goldman Sachs Group, Inc.	95	10/12/18	USD	235.00	USD	2,130	(4,797)
Hess Corp.	346	10/12/18	USD	67.00	USD	2,477	(173,000)
International Paper Co.	88	10/12/18	USD	53.50	USD	433	(968)
International Paper Co.	75	10/12/18	USD	52.00	USD	369	(525)
JPMorgan Chase & Co.	156	10/12/18	USD	116.00	USD	1,760	(8,112)
Lowe’s Cos., Inc.	51	10/12/18	USD	111.00	USD	586	(22,567)
Marathon Oil Corp.	533	10/12/18	USD	22.50	USD	1,241	(58,364)
Mattel, Inc.	625	10/12/18	USD	16.00	USD	981	(15,625)
Merck & Co., Inc.	269	10/12/18	USD	70.00	USD	1,908	(39,543)
MetLife, Inc.	1,274	10/12/18	USD	47.00	USD	5,952	(73,255)
Microsoft Corp.	339	10/12/18	USD	113.00	USD	3,877	(82,208)
Morgan Stanley	611	10/12/18	USD	50.00	USD	2,845	(3,971)
ONEOK, Inc.	138	10/12/18	USD	67.00	USD	936	(21,045)
Oracle Corp.	298	10/12/18	USD	50.00	USD	1,536	(52,597)
Oracle Corp.	298	10/12/18	USD	51.00	USD	1,536	(28,757)
PG&E Corp.	175	10/12/18	USD	49.00	USD	805	(2,625)
PepsiCo, Inc.	215	10/12/18	USD	116.00	USD	2,404	(5,590)
Pfizer, Inc.	1,786	10/12/18	USD	40.15	USD	7,871	(706,329)
Procter & Gamble Co.	190	10/12/18	USD	84.00	USD	1,581	(9,120)
Suncor Energy, Inc.	483	10/12/18	USD	40.00	USD	1,869	(7,969)
U.S. Bancorp	241	10/12/18	USD	55.00	USD	1,273	(1,205)
U.S. Bancorp	189	10/12/18	USD	54.66	USD	998	(2,575)
UnitedHealth Group, Inc.	104	10/12/18	USD	267.50	USD	2,767	(20,800)
Verizon Communications, Inc.	927	10/12/18	USD	55.00	USD	4,949	(6,952)
Wells Fargo & Co.	277	10/12/18	USD	58.50	USD	1,456	(554)
Williams Cos., Inc.	633	10/12/18	USD	29.00	USD	1,721	(2,532)
BCE, Inc.	251	10/17/18	USD	40.60	USD	1,017	(11,316)
3M Co.	53	10/19/18	USD	210.00	USD	1,117	(19,477)
AXA Equitable Holdings, Inc.	465	10/19/18	USD	22.55	USD	997	(7,023)
Altria Group, Inc.	432	10/19/18	USD	62.50	USD	2,605	(12,096)
Altria Group, Inc.	562	10/19/18	USD	65.00	USD	3,389	(3,372)
American International Group, Inc.	359	10/19/18	USD	55.00	USD	1,911	(7,000)
American International Group, Inc.	255	10/19/18	USD	53.00	USD	1,358	(25,373)
Anthem, Inc.	203	10/19/18	USD	270.00	USD	5,563	(144,130)
Bank of America Corp.	1,142	10/19/18	USD	32.00	USD	3,364	(5,139)
CDW Corp.	809	10/19/18	USD	90.00	USD	7,194	(80,900)
Cardinal Health, Inc.	303	10/19/18	USD	52.50	USD	1,636	(62,873)
Charles Schwab Corp.	251	10/19/18	USD	51.00	USD	1,234	(13,177)
Cisco Systems, Inc.	143	10/19/18	USD	48.00	USD	696	(14,157)
Citigroup, Inc.	916	10/19/18	USD	72.50	USD	6,571	(119,538)
Comcast Corp., Class A	224	10/19/18	USD	35.55	USD	793	(12,682)
Comcast Corp., Class A	194	10/19/18	USD	36.25	USD	687	(5,658)
D.R. Horton, Inc.	371	10/19/18	USD	72.50	USD	2,386	(556)
Devon Energy Corp.	392	10/19/18	USD	44.00	USD	1,566	(5,880)
Devon Energy Corp.	171	10/19/18	USD	42.00	USD	683	(7,353)
Dollar General Corp.	177	10/19/18	USD	110.00	USD	1,935	(27,435)
DowDuPont, Inc.	178	10/19/18	USD	70.00	USD	1,145	(1,157)
Edison International	281	10/19/18	USD	67.60	USD	1,902	(34,211)
FirstEnergy Corp.	973	10/19/18	USD	37.00	USD	3,617	(72,975)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
FirstEnergy Corp.	244	10/19/18	USD	38.00	USD	907	$(7,320)
General Electric Co.	626	10/19/18	USD	12.00	USD	707	(4,695)
General Electric Co.	361	10/19/18	USD	13.00	USD	408	(902)
Goldman Sachs Group, Inc.	159	10/19/18	USD	235.00	USD	3,565	(20,590)
Hess Corp.	346	10/19/18	USD	67.50	USD	2,477	(166,945)
Honeywell International, Inc.	460	10/19/18	USD	160.00	USD	7,654	(338,100)
International Paper Co.	177	10/19/18	USD	52.50	USD	870	(2,212)
Interpublic Group of Cos., Inc.	450	10/19/18	USD	23.40	USD	1,029	(17,149)
JPMorgan Chase & Co.	622	10/19/18	USD	115.00	USD	7,019	(64,377)
Johnson Controls International PLC	178	10/19/18	USD	38.00	USD	623	(623)
Kellogg Co.	465	10/19/18	USD	73.40	USD	3,256	(9,901)
Lowe’s Cos., Inc.	53	10/19/18	USD	110.00	USD	609	(29,150)
Marathon Oil Corp.	156	10/19/18	USD	21.00	USD	363	(37,986)
Marathon Oil Corp.	183	10/19/18	USD	23.00	USD	426	(16,836)
Marathon Petroleum Corp.	469	10/19/18	USD	87.50	USD	3,751	(14,773)
Marsh & McLennan Cos., Inc.	598	10/19/18	USD	85.00	USD	4,947	(11,960)
McKesson Corp.	232	10/19/18	USD	130.00	USD	3,077	(105,560)
Medtronic PLC	170	10/19/18	USD	100.00	USD	1,672	(11,050)
Merck & Co., Inc.	537	10/19/18	USD	67.50	USD	3,809	(200,033)
MetLife, Inc.	1,448	10/19/18	USD	45.40	USD	6,765	(260,256)
Microsoft Corp.	276	10/19/18	USD	115.00	USD	3,157	(47,334)
Microsoft Corp.	583	10/19/18	USD	110.00	USD	6,668	(298,788)
Mondelez International, Inc.	271	10/19/18	USD	44.00	USD	1,164	(5,962)
Morgan Stanley	303	10/19/18	USD	49.00	USD	1,411	(10,605)
Motorola Solutions, Inc.	643	10/19/18	USD	125.00	USD	8,368	(377,763)
NextEra Energy, Inc.	247	10/19/18	USD	177.00	USD	4,140	(2,761)
Nielsen Holdings PLC	857	10/19/18	USD	27.00	USD	2,370	(102,840)
Northrop Grumman Corp.	73	10/19/18	USD	305.00	USD	2,317	(104,390)
Novo Nordisk A/S — ADR	176	10/19/18	USD	49.00	USD	830	(3,520)
ONEOK, Inc.	138	10/19/18	USD	70.00	USD	936	(5,175)
Oracle Corp.	955	10/19/18	USD	49.00	USD	4,924	(257,850)
PepsiCo, Inc.	248	10/19/18	USD	115.00	USD	2,773	(15,500)
Pfizer, Inc.	1,786	10/19/18	USD	40.25	USD	7,871	(691,711)
QUALCOMM, Inc.	412	10/19/18	USD	67.50	USD	2,968	(202,910)
SunTrust Banks, Inc.	118	10/19/18	USD	75.00	USD	788	(531)
Suncor Energy, Inc.	312	10/19/18	USD	40.00	USD	1,207	(9,516)
Suncor Energy, Inc.	933	10/19/18	USD	40.50	USD	3,610	(18,660)
TOTAL SA — ADR	530	10/19/18	USD	60.10	USD	3,413	(244,347)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	158	10/19/18	USD	41.00	USD	698	(56,880)
Travelers Cos., Inc.	277	10/19/18	USD	135.00	USD	3,593	(16,620)
U.S. Bancorp	375	10/19/18	USD	54.50	USD	1,980	(10,312)
U.S. Bancorp	496	10/19/18	USD	53.95	USD	2,619	(21,118)
Unilever NV — NY Shares	638	10/19/18	USD	57.48	USD	3,544	(16,185)
Union Pacific Corp.	126	10/19/18	USD	155.00	USD	2,052	(106,785)
Verizon Communications, Inc.	1,660	10/19/18	USD	55.00	USD	8,863	(21,580)
Wells Fargo & Co.	245	10/19/18	USD	55.00	USD	1,288	(7,595)
Wells Fargo & Co.	281	10/19/18	USD	56.00	USD	1,477	(4,496)
Williams Cos., Inc.	402	10/19/18	USD	29.00	USD	1,093	(1,608)
FirstEnergy Corp.	367	10/23/18	USD	38.02	USD	1,364	(12,686)
Public Service Enterprise Group, Inc.	514	10/23/18	USD	52.90	USD	2,713	(52,213)
nVent Electric PLC	324	10/23/18	USD	29.19	USD	880	(4,395)
Aetna, Inc.	150	10/26/18	USD	207.50	USD	3,043	(25,875)
Aetna, Inc.	308	10/26/18	USD	205.00	USD	6,248	(69,300)

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Altria Group, Inc.	563	10/26/18	USD	65.00	USD	3,395	$(12,386)
American International Group, Inc.	401	10/26/18	USD	54.00	USD	2,135	(24,862)
Anthem, Inc.	361	10/26/18	USD	272.50	USD	9,893	(218,405)
Bank of America Corp.	918	10/26/18	USD	31.50	USD	2,704	(11,934)
CVS Health Corp.	279	10/26/18	USD	77.50	USD	2,196	(71,006)
Cardinal Health, Inc.	164	10/26/18	USD	55.50	USD	886	(10,660)
Charles Schwab Corp.	205	10/26/18	USD	52.00	USD	1,008	(8,200)
Cisco Systems, Inc.	108	10/26/18	USD	47.50	USD	525	(15,552)
Citigroup, Inc.	251	10/26/18	USD	73.50	USD	1,801	(28,363)
Cognizant Technology Solutions Corp., Class A	124	10/26/18	USD	79.00	USD	957	(7,440)
Comcast Corp., Class A	502	10/26/18	USD	36.00	USD	1,778	(32,630)
Devon Energy Corp.	270	10/26/18	USD	43.50	USD	1,078	(7,695)
Devon Energy Corp.	539	10/26/18	USD	40.50	USD	2,153	(58,482)
DowDuPont, Inc.	130	10/26/18	USD	70.50	USD	836	(1,300)
Enterprise Products Partners LP	632	10/26/18	USD	29.00	USD	1,816	(26,860)
FirstEnergy Corp.	122	10/26/18	USD	37.95	USD	453	(4,913)
FirstEnergy Corp.	505	10/26/18	USD	37.71	USD	1,877	(26,373)
General Electric Co.	417	10/26/18	USD	13.00	USD	471	(1,876)
Goldman Sachs Group, Inc.	140	10/26/18	USD	230.00	USD	3,139	(42,560)
Honeywell International, Inc.	113	10/26/18	USD	165.00	USD	1,880	(44,070)
Humana, Inc.	110	10/26/18	USD	340.00	USD	3,724	(55,000)
International Paper Co.	380	10/26/18	USD	56.00	USD	1,868	(2,660)
JPMorgan Chase & Co.	522	10/26/18	USD	117.00	USD	5,890	(39,150)
Kellogg Co.	489	10/26/18	USD	73.50	USD	3,424	(26,085)
Lockheed Martin Corp.	81	10/26/18	USD	347.50	USD	2,802	(54,270)
Lowe’s Cos., Inc.	179	10/26/18	USD	115.00	USD	2,055	(39,649)
Marathon Petroleum Corp.	469	10/26/18	USD	87.50	USD	3,751	(38,693)
Medtronic PLC	507	10/26/18	USD	97.00	USD	4,987	(129,032)
Merck & Co., Inc.	553	10/26/18	USD	70.50	USD	3,923	(97,052)
MetLife, Inc.	570	10/26/18	USD	49.50	USD	2,663	(9,405)
Microsoft Corp.	180	10/26/18	USD	115.00	USD	2,059	(48,150)
Mondelez International, Inc.	271	10/26/18	USD	44.00	USD	1,164	(10,704)
ONEOK, Inc.	97	10/26/18	USD	67.50	USD	658	(15,035)
ONEOK, Inc.	395	10/26/18	USD	70.00	USD	2,678	(18,762)
Oracle Corp.	757	10/26/18	USD	49.00	USD	3,903	(207,418)
PepsiCo, Inc.	248	10/26/18	USD	117.00	USD	2,773	(9,300)
Pfizer, Inc.	1,103	10/26/18	USD	42.00	USD	4,861	(247,624)
Pfizer, Inc.	427	10/26/18	USD	41.69	USD	1,882	(112,466)
Procter & Gamble Co.	220	10/26/18	USD	84.50	USD	1,831	(16,830)
QUALCOMM, Inc.	441	10/26/18	USD	72.00	USD	3,177	(123,701)
QUALCOMM, Inc.	5	10/26/18	USD	77.00	USD	36	(590)
Suncor Energy, Inc.	429	10/26/18	USD	40.00	USD	1,660	(14,586)
Suncor Energy, Inc.	281	10/26/18	USD	40.50	USD	1,087	(8,430)
U.S. Bancorp	407	10/26/18	USD	54.50	USD	2,149	(14,652)
Union Pacific Corp.	32	10/26/18	USD	160.00	USD	521	(17,600)
Verizon Communications, Inc.	927	10/26/18	USD	56.00	USD	4,949	(14,832)
Wells Fargo & Co.	306	10/26/18	USD	56.50	USD	1,608	(5,202)
Williams Cos., Inc.	161	10/26/18	USD	29.50	USD	438	(644)
DowDuPont, Inc.	243	10/29/18	USD	71.60	USD	1,563	(1,588)
AXA Equitable Holdings, Inc.	980	10/30/18	USD	22.75	USD	2,102	(19,699)
Cisco Systems, Inc.	143	10/30/18	USD	48.75	USD	696	(10,841)
General Electric Co.	170	10/31/18	USD	12.00	USD	192	(3,193)
Novo Nordisk A/S — ADR	707	10/31/18	USD	47.74	USD	3,333	(57,287)

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Wells Fargo & Co.	281	10/31/18	USD	57.00	USD	1,477	$(5,120)
3M Co.	188	11/02/18	USD	212.50	USD	3,961	(82,250)
American International Group, Inc.	255	11/02/18	USD	54.00	USD	1,358	(26,520)
Anadarko Petroleum Corp.	129	11/02/18	USD	67.00	USD	870	(35,475)
Bank of America Corp.	1,860	11/02/18	USD	31.50	USD	5,480	(30,690)
CVS Health Corp.	283	11/02/18	USD	77.00	USD	2,228	(84,900)
Cisco Systems, Inc.	169	11/02/18	USD	47.50	USD	822	(26,280)
Citigroup, Inc.	757	11/02/18	USD	72.00	USD	5,431	(149,886)
Cognizant Technology Solutions Corp., Class A	206	11/02/18	USD	79.00	USD	1,589	(27,810)
Comcast Corp., Class A	393	11/02/18	USD	37.50	USD	1,392	(12,379)
Devon Energy Corp.	288	11/02/18	USD	41.00	USD	1,150	(30,240)
General Electric Co.	255	11/02/18	USD	13.50	USD	288	(1,275)
Honeywell International, Inc.	113	11/02/18	USD	167.50	USD	1,880	(31,471)
Humana, Inc.	27	11/02/18	USD	340.00	USD	914	(17,955)
JPMorgan Chase & Co.	245	11/02/18	USD	115.00	USD	2,765	(38,098)
JPMorgan Chase & Co.	386	11/02/18	USD	118.00	USD	4,356	(28,371)
Lowe’s Cos., Inc.	150	11/02/18	USD	116.00	USD	1,722	(30,450)
Marathon Oil Corp.	322	11/02/18	USD	23.00	USD	750	(37,996)
Marathon Petroleum Corp.	207	11/02/18	USD	83.00	USD	1,655	(39,744)
Mattel, Inc.	625	11/02/18	USD	17.00	USD	981	(23,438)
Medtronic PLC	186	11/02/18	USD	99.50	USD	1,830	(23,901)
Merck & Co., Inc.	587	11/02/18	USD	71.00	USD	4,164	(95,094)
Microsoft Corp.	277	11/02/18	USD	116.00	USD	3,168	(68,973)
Mondelez International, Inc.	219	11/02/18	USD	43.50	USD	941	(17,082)
Morgan Stanley	765	11/02/18	USD	50.00	USD	3,563	(24,480)
Northrop Grumman Corp.	73	11/02/18	USD	307.50	USD	2,317	(107,310)
Oracle Corp.	107	11/02/18	USD	51.00	USD	552	(13,428)
Oracle Corp.	551	11/02/18	USD	52.00	USD	2,841	(38,846)
PG&E Corp.	175	11/02/18	USD	48.00	USD	805	(15,750)
PepsiCo, Inc.	216	11/02/18	USD	117.00	USD	2,415	(10,800)
Pfizer, Inc.	886	11/02/18	USD	43.00	USD	3,905	(139,102)
Procter & Gamble Co.	410	11/02/18	USD	83.50	USD	3,412	(52,275)
QUALCOMM, Inc.	627	11/02/18	USD	77.00	USD	4,516	(86,526)
Suncor Energy, Inc.	346	11/02/18	USD	40.50	USD	1,339	(15,743)
U.S. Bancorp	751	11/02/18	USD	56.00	USD	3,966	(11,640)
UnitedHealth Group, Inc.	139	11/02/18	USD	267.50	USD	3,698	(72,280)
Verizon Communications, Inc.	1,131	11/02/18	USD	55.00	USD	6,038	(42,978)
Wells Fargo & Co.	248	11/02/18	USD	57.00	USD	1,303	(4,464)
Williams Cos., Inc.	97	11/02/18	USD	29.00	USD	264	(1,115)
Novo Nordisk A/S — ADR	707	11/06/18	USD	47.74	USD	3,333	(64,199)
Johnson Controls International PLC	379	11/07/18	USD	37.77	USD	1,327	(5,213)
SunTrust Banks, Inc.	528	11/07/18	USD	71.71	USD	3,527	(22,286)
3M Co.	53	11/09/18	USD	212.50	USD	1,117	(24,778)
American International Group, Inc.	256	11/09/18	USD	54.00	USD	1,363	(30,976)
Bank of America Corp.	1,977	11/09/18	USD	30.50	USD	5,824	(90,942)
Cisco Systems, Inc.	304	11/09/18	USD	48.80	USD	1,479	(29,094)
Comcast Corp., Class A	502	11/09/18	USD	36.00	USD	1,778	(45,180)
DowDuPont, Inc.	153	11/09/18	USD	67.00	USD	984	(14,994)
Enterprise Products Partners LP	632	11/09/18	USD	29.00	USD	1,816	(30,020)
General Electric Co.	394	11/09/18	USD	12.00	USD	445	(8,471)
Johnson Controls International PLC	379	11/09/18	USD	37.77	USD	1,327	(5,632)
Lockheed Martin Corp.	52	11/09/18	USD	347.50	USD	1,799	(43,940)
MetLife, Inc.	884	11/09/18	USD	47.50	USD	4,130	(87,958)

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Morgan Stanley	24	11/09/18	USD	49.00	USD	112	$(1,476)
Suncor Energy, Inc.	414	11/09/18	USD	41.00	USD	1,602	(17,388)
Union Pacific Corp.	50	11/09/18	USD	165.00	USD	814	(17,625)
Wells Fargo & Co.	396	11/09/18	USD	54.00	USD	2,081	(33,066)
FirstEnergy Corp.	239	11/12/18	USD	38.00	USD	888	(10,811)
FirstEnergy Corp.	238	11/12/18	USD	37.85	USD	885	(11,830)
Newell Brands, Inc.	585	11/12/18	USD	22.60	USD	1,188	(17,807)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	1,029	11/12/18	USD	44.40	USD	4,544	(140,500)
AXA Equitable Holdings, Inc.	165	11/16/18	USD	22.50	USD	354	(6,600)
Altria Group, Inc.	317	11/16/18	USD	65.00	USD	1,912	(12,838)
American International Group, Inc.	1,591	11/16/18	USD	57.50	USD	8,470	(42,162)
Anadarko Petroleum Corp.	65	11/16/18	USD	65.00	USD	438	(30,550)
Bank of America Corp.	918	11/16/18	USD	32.00	USD	2,704	(17,901)
Brighthouse Financial, Inc.	155	11/16/18	USD	50.00	USD	686	(9,300)
CDW Corp.	243	11/16/18	USD	90.00	USD	2,161	(60,143)
Cisco Systems, Inc.	276	11/16/18	USD	48.00	USD	1,343	(49,680)
Comcast Corp., Class A	254	11/16/18	USD	37.50	USD	899	(10,668)
Devon Energy Corp.	288	11/16/18	USD	41.00	USD	1,150	(47,232)
FirstEnergy Corp.	311	11/16/18	USD	37.00	USD	1,156	(34,210)
General Electric Co.	163	11/16/18	USD	14.00	USD	184	(570)
General Electric Co.	176	11/16/18	USD	13.00	USD	199	(1,584)
HESS Corp.	589	11/16/18	USD	72.50	USD	4,216	(194,370)
Interpublic Group of Cos., Inc.	703	11/16/18	USD	22.95	USD	1,608	(68,250)
Johnson Controls International PLC	226	11/16/18	USD	38.00	USD	791	(6,893)
Johnson Controls International PLC	140	11/16/18	USD	36.00	USD	490	(12,040)
Lowe’s Cos., Inc.	235	11/16/18	USD	116.10	USD	2,698	(63,794)
Marathon Petroleum Corp.	206	11/16/18	USD	87.50	USD	1,647	(22,145)
Marsh & McLennan Cos., Inc.	596	11/16/18	USD	84.57	USD	4,930	(43,991)
Mattel, Inc.	144	11/16/18	USD	17.00	USD	226	(6,840)
McKesson Corp.	189	11/16/18	USD	135.00	USD	2,507	(78,435)
Medtronic PLC	361	11/16/18	USD	97.50	USD	3,551	(102,344)
Microsoft Corp.	374	11/16/18	USD	115.00	USD	4,277	(127,160)
Morgan Stanley	626	11/16/18	USD	49.00	USD	2,915	(44,446)
Motorola Solutions, Inc.	215	11/16/18	USD	127.90	USD	2,798	(129,086)
Nielsen Holdings PLC	343	11/16/18	USD	28.00	USD	949	(47,163)
Northrop Grumman Corp.	84	11/16/18	USD	320.00	USD	2,666	(73,080)
Oracle Corp.	775	11/16/18	USD	50.00	USD	3,996	(167,788)
Pfizer, Inc.	1,106	11/16/18	USD	42.98	USD	4,874	(167,965)
Quest Diagnostics, Inc.	248	11/16/18	USD	110.00	USD	2,676	(42,160)
Suncor Energy, Inc.	468	11/16/18	USD	42.00	USD	1,811	(14,040)
TOTAL SA — ADR	530	11/16/18	USD	64.25	USD	3,413	(110,834)
Travelers Cos., Inc.	274	11/16/18	USD	134.25	USD	3,554	(43,128)
U.S. Bancorp	376	11/16/18	USD	55.00	USD	1,986	(18,800)
Unilever NV — NY Shares	334	11/16/18	USD	57.50	USD	1,855	(15,030)

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Unilever NV — NY Shares	474	11/16/18	USD	56.60	USD	2,633	$(33,081)
Wells Fargo & Co.	281	11/16/18	USD	57.50	USD	1,477	(5,620)
Williams Cos., Inc.	633	11/16/18	USD	30.00	USD	1,721	(6,963)
Public Service Enterprise Group, Inc.	420	11/19/18	USD	53.30	USD	2,217	(42,533)
General Electric Co.	285	12/21/18	USD	13.00	USD	322	(4,845)

							$(15,527,398)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Novo Nordisk A/S — ADR	Barclays Bank PLC	35,300	10/01/18	USD	51.00	USD	1,664	$—
BP PLC	Goldman Sachs International	88,400	10/03/18	GBP	5.67	GBP	520	(25,641)
Diageo PLC	Morgan Stanley & Co. International PLC	2,500	10/03/18	GBP	27.60	GBP	68	(207)
Nestle SA, Registered Shares	Citibank N.A.	22,800	10/03/18	CHF	81.95	CHF	1,863	(10,350)
TOTAL SA — ADR	Citibank N.A.	31,700	10/04/18	USD	65.75	USD	2,041	(7,275)
Bayer AG, Registered Shares	Goldman Sachs International	4,700	10/09/18	EUR	84.53	EUR	359	(63)
CRH PLC	Morgan Stanley & Co. International PLC	72,500	10/09/18	GBP	25.67	GBP	1,820	(9,976)
Public Service Enterprise Group, Inc.	Citibank N.A.	125,300	10/18/18	USD	53.06	USD	6,615	(104,209)
AstraZeneca PLC	UBS AG	33,000	10/23/18	GBP	56.91	GBP	1,973	(139,589)
AstraZeneca PLC	Barclays Bank PLC	99,800	10/23/18	GBP	59.96	GBP	5,968	(162,659)
Experian PLC	Goldman Sachs International	181,000	10/23/18	GBP	19.08	GBP	3,564	(161,812)
Experian PLC	UBS AG	46,500	10/23/18	GBP	19.15	GBP	916	(38,134)
Koninklijke Philips NV	Credit Suisse International	135,300	10/24/18	EUR	38.89	EUR	5,312	(139,460)
Constellation Software, Inc.	Morgan Stanley & Co. International PLC	6,500	10/25/18	CAD	968.01	CAD	128,517	(119,207)
CRH PLC	Morgan Stanley & Co. International PLC	25,500	10/26/18	GBP	26.03	GBP	640	(4,847)
Danone SA	Credit Suisse International	29,300	10/26/18	EUR	66.04	EUR	1,961	(64,101)
Diageo PLC	Deutsche Bank AG	56,350	10/26/18	GBP	27.28	GBP	1,532	(30,569)
Edison International	Morgan Stanley & Co. International PLC	12,600	10/26/18	USD	68.21	USD	853	(14,292)
SunTrust Banks, Inc.	Citibank N.A.	58,600	10/30/18	USD	74.25	USD	3,914	(11,045)
BCE, Inc.	Goldman Sachs International	36,100	10/31/18	USD	40.94	USD	1,463	(16,815)
BP PLC	Barclays Bank PLC	1,175,000	10/31/18	GBP	5.56	GBP	6,909	(572,830)
CRH PLC	Morgan Stanley & Co. International PLC	36,000	10/31/18	GBP	24.81	GBP	904	(31,951)
Diageo PLC	Credit Suisse International	44,600	10/31/18	GBP	27.07	GBP	1,212	(33,169)
Enterprise Products Partners LP	Citibank N.A.	126,400	10/31/18	USD	29.27	USD	3,631	(27,607)
AstraZeneca PLC	Barclays Bank PLC	35,500	11/01/18	GBP	57.00	GBP	2,123	(158,549)
BP PLC	Credit Suisse International	89,200	11/01/18	GBP	5.67	GBP	524	(32,655)
Nestle SA, Registered Shares	Credit Suisse International	11,200	11/01/18	CHF	82.21	CHF	915	(11,071)
Diageo PLC	Credit Suisse International	96,400	11/07/18	GBP	27.25	GBP	2,620	(63,634)
NextEra Energy, Inc.	Barclays Bank PLC	8,300	11/12/18	USD	171.77	USD	1,391	(15,297)
BP PLC	UBS AG	1,176,000	11/14/18	GBP	5.98	GBP	6,915	(136,373)
Bayer AG, Registered Shares	Credit Suisse International	49,200	11/14/18	EUR	78.43	EUR	3,759	(110,136)
CRH PLC	UBS AG	59,900	11/14/18	GBP	25.68	GBP	1,504	(35,456)

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Diageo PLC	Credit Suisse International	96,400	11/20/18	GBP	27.25	GBP	2,620	$(75,771)
Koninklijke Philips NV	Deutsche Bank AG	223,000	11/20/18	EUR	40.12	EUR	8,755	(208,716)
Lenovo Group Ltd.	UBS AG	173,332	11/20/18	HKD	5.68	HKD	988	(5,380)
Lenovo Group Ltd.	UBS AG	6,436,668	11/20/18	HKD	5.68	HKD	36,689	(199,784)
International Paper Co.	Goldman Sachs International	35,100	11/26/18	USD	22.82	USD	803	(29,151)

								$(2,807,781)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$23,868,175	$—	$—	$23,868,175
Banks	306,131,009	—	—	306,131,009
Beverages	17,880,174	16,146,311	—	34,026,485
Building Products	13,022,800	—	—	13,022,800
Capital Markets	64,222,350	—	—	64,222,350
Chemicals	20,274,692	—	—	20,274,692

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Communications Equipment	$33,843,100	$—	$—	$33,843,100
Construction Materials	—	12,691,090	—	12,691,090
Containers & Packaging	6,669,655	—	—	6,669,655
Diversified Financial Services	5,860,140	—	—	5,860,140
Diversified Telecommunication Services	70,857,104	—	—	70,857,104
Electric Utilities	74,412,492	—	—	74,412,492
Electrical Equipment	1,506,837	—	—	1,506,837
Electronic Equipment, Instruments & Components	14,395,259	—	—	14,395,259
Food Products	19,907,732	10,221,407	—	30,129,139
Health Care Equipment & Supplies	29,673,311	32,656,385	—	62,329,696
Health Care Providers & Services	166,769,929	—	—	166,769,929
Household Durables	6,907,481	—	—	6,907,481
Household Products	17,421,704	—	—	17,421,704
IT Services	10,949,128	—	—	10,949,128
Industrial Conglomerates	57,907,658	—	—	57,907,658
Insurance	126,037,888	—	—	126,037,888
Leisure Products	7,537,664	—	—	7,537,664
Machinery	4,733,387	—	—	4,733,387
Media	36,981,110	—	—	36,981,110
Multi-Utilities	23,091,930	—	—	23,091,930
Multiline Retail	5,966,359	—	—	5,966,359
Oil, Gas & Consumable Fuels	188,259,386	38,762,190	—	227,021,576
Personal Products	12,358,764	—	—	12,358,764
Pharmaceuticals	121,698,034	49,959,710	—	171,657,744
Professional Services	9,487,933	11,674,042	—	21,161,975
Road & Rail	10,688,161	—	—	10,688,161
Semiconductors & Semiconductor Equipment	40,609,274	—	—	40,609,274
Software	107,723,250	—	—	107,723,250
Specialty Retail	17,936,032	—	—	17,936,032
Technology Hardware, Storage & Peripherals	—	17,824,428	—	17,824,428
Tobacco	22,605,394	—	—	22,605,394
Short-Term Investment Fund	4,496,892	—	—	4,496,892

	$1,702,692,188	$189,935,563	$—	$1,892,627,751

Investments Valued at NAV(a)				2,419
				$1,892,630,170

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(11,027,521)	$(7,307,658)	$—	$(18,335,179)

(a)	As of September 30, 2018, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written, which are shown at value.

During the period ended September 30, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Dividend Trust

Date: November 19, 2018